Quarterly Holdings Report
for

Fidelity® Global Credit Fund

September 30, 2020

GLB-QTLY-1120
1.939065.108

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.0%
		Principal Amount(a)	Value
Argentina - 0.5%
YPF SA 8.5% 3/23/21 (Reg. S)		$560,000	$523,005
Bailiwick of Jersey - 0.9%
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	650,000	932,187
Canada - 0.8%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		78,000	84,055
Cenovus Energy, Inc. 4.25% 4/15/27		864,000	785,704

TOTAL CANADA			869,759

Denmark - 3.7%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (c)	GBP	490,000	641,494
5.375% 1/12/24 (Reg. S)		502,000	564,570
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	2,150,000	2,565,234

TOTAL DENMARK			3,771,298

Estonia - 0.1%
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	120,000	141,599
Finland - 0.5%
SATO Oyj 1.375% 2/24/28 (Reg. S)	EUR	400,000	468,330
France - 4.0%
BNP Paribas SA:
2.219% 6/9/26 (b)(c)		200,000	206,254
6.625% (Reg. S) (c)(d)		450,000	475,313
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	200,000	233,318
Eiffage SA 1.625% 1/14/27 (Reg. S)	EUR	300,000	363,835
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	500,000	585,000
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	300,000	321,868
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,153,477
2.75% 4/13/23 (Reg. S)	EUR	300,000	343,706
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	410,000	460,475

TOTAL FRANCE			4,143,246

Germany - 3.9%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	450,000	453,738
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,500,000	2,939,037
Deutsche Bank AG:
1.375% 6/10/26 (Reg. S) (c)	EUR	140,000	171,052
1.625% 1/20/27 (Reg. S)	EUR	100,000	117,211
KION Group AG 1.625% 9/24/25 (Reg. S)	EUR	300,000	352,016

TOTAL GERMANY			4,033,054

Greece - 0.2%
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (c)	EUR	200,000	191,602
Ireland - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23		500,000	501,690
6.5% 7/15/25		150,000	161,904
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (c)	EUR	300,000	339,787
2.875% 5/30/31 (Reg. S) (c)	EUR	650,000	760,402
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (c)	EUR	500,000	578,094
3.125% 9/19/27 (Reg. S) (c)	GBP	450,000	580,742
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		715,000	754,325
Ryanair Ltd. 2.875% 9/15/25 (Reg. S)	EUR	150,000	174,839

TOTAL IRELAND			3,851,783

Italy - 1.5%
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	700,000	773,524
6.572% 1/14/22 (b)		700,000	742,817

TOTAL ITALY			1,516,341

Luxembourg - 0.8%
Blackstone Property Partners Europe LP 1.75% 3/12/29 (Reg. S)	EUR	400,000	467,667
Millicom International Cellular SA 6.625% 10/15/26 (b)		295,000	316,203

TOTAL LUXEMBOURG			783,870

Mexico - 1.8%
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	222,250
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	200,000	224,085
3.625% 11/24/25 (Reg. S)	EUR	270,000	282,828
3.75% 2/21/24 (Reg. S)	EUR	1,000,000	1,106,866

TOTAL MEXICO			1,836,029

Netherlands - 3.2%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		400,000	421,117
CTP BV 2.125% 10/1/25 (Reg. S)	EUR	450,000	528,884
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		200,000	224,806
5.75% 8/15/50 (Reg. S) (c)		200,000	222,198
Deutsche Annington Finance BV 5% 10/2/23 (b)		314,000	335,270
JT International Financial Services BV 2.375% 4/7/81 (Reg. S) (c)	EUR	300,000	351,735
Petrobras Global Finance BV 5.093% 1/15/30		251,000	263,763
Philips Lighting NV 2.375% 5/11/27 (Reg. S)	EUR	200,000	252,311
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	350,000	372,096
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	300,000	324,447

TOTAL NETHERLANDS			3,296,627

Portugal - 0.0%
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (e)	EUR	200,000	30,484
Sweden - 1.3%
Heimstaden Bostad AB 1.125% 1/21/26	EUR	450,000	526,340
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	710,000	854,556

TOTAL SWEDEN			1,380,896

Switzerland - 2.4%
Credit Suisse Group AG:
4.194% 4/1/31 (b)(c)		250,000	288,434
6.5% 8/8/23 (Reg. S)		1,900,000	2,151,750

TOTAL SWITZERLAND			2,440,184

United Kingdom - 7.3%
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	200,000	232,642
3.932% 5/7/25 (c)		200,000	215,352
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	200,000	256,857
HSBC Holdings PLC:
1.645% 4/18/26 (c)		200,000	199,436
6.375% (c)(d)		500,000	523,343
Imperial Tobacco Finance PLC 3.5% 7/26/26 (b)		1,315,000	1,422,276
John Lewis PLC 6.125% 1/21/25	GBP	986,000	1,353,457
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	450,000	575,408
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	100,000	140,526
Rolls-Royce PLC 3.375% 6/18/26	GBP	940,000	1,106,798
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)		67,000	70,370
3.622% 8/14/30 (Reg. S) (c)	GBP	200,000	269,419
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	100,000	136,802
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	240,000	311,401
Tullow Oil PLC 6.25% 4/15/22 (Reg. S)		300,000	151,875
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (c)	EUR	300,000	349,537
6.25% 10/3/78 (Reg. S) (c)		200,000	215,750

TOTAL UNITED KINGDOM			7,531,249

United States of America - 23.4%
American Airlines, Inc. 3.75% 4/15/27		175,284	122,463
Anthem, Inc. 2.25% 5/15/30		450,000	461,829
Ares Capital Corp.:
3.25% 7/15/25		375,000	372,594
4.25% 3/1/25		650,000	673,844
Bank of America Corp. 3.95% 4/21/25		215,000	238,745
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		350,000	400,109
Brandywine Operating Partnership LP 4.1% 10/1/24		160,000	168,376
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	28,304
CBRE Group, Inc. 4.875% 3/1/26		190,000	222,548
Centene Corp.:
4.25% 12/15/27		70,000	73,250
4.625% 12/15/29		105,000	113,259
4.75% 1/15/25		55,000	56,529
Citigroup, Inc. 4.3% 11/20/26		82,000	93,859
Cleco Corporate Holdings LLC 3.743% 5/1/26		650,000	693,297
DCP Midstream Operating LP 5.375% 7/15/25		900,000	927,972
Deere & Co. 3.75% 4/15/50		150,000	186,019
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (b)		1,000,000	1,174,458
Discover Financial Services 3.75% 3/4/25		550,000	597,131
Discovery Communications LLC 4.9% 3/11/26		500,000	584,094
Elanco Animal Health, Inc.:
5.272% 8/28/23 (c)		200,000	214,250
5.9% 8/28/28 (c)		350,000	404,250
Emera U.S. Finance LP 3.55% 6/15/26		500,000	557,802
Equitable Holdings, Inc. 4.35% 4/20/28		800,000	910,917
Fifth Third Bancorp 2.55% 5/5/27		365,000	392,816
Ford Motor Credit Co. LLC:
3.087% 1/9/23		390,000	382,157
4.535% 3/6/25	GBP	150,000	192,116
5.584% 3/18/24		400,000	416,095
General Motors Co. 5.4% 10/2/23		145,000	159,835
General Motors Financial Co., Inc. 5.2% 3/20/23		88,000	95,460
H.J. Heinz Co. 3% 6/1/26		700,000	720,763
HCA Holdings, Inc. 4.5% 2/15/27		500,000	561,356
Hess Corp. 4.3% 4/1/27		700,000	730,276
JPMorgan Chase & Co. 2.956% 5/13/31 (c)		63,000	67,341
Leidos, Inc.:
2.95% 5/15/23 (b)		56,000	58,838
3.625% 5/15/25 (b)		42,000	46,584
Level 3 Financing, Inc. 3.4% 3/1/27 (b)		500,000	538,389
Michael Kors U.S.A., Inc. 4.25% 11/1/24 (b)		212,000	206,289
Micron Technology, Inc. 4.185% 2/15/27		900,000	1,022,317
Molson Coors Beverage Co. 3% 7/15/26		700,000	746,997
Morgan Stanley:
3.95% 4/23/27		156,000	176,235
4.35% 9/8/26		200,000	231,170
NextEra Energy Partners LP 4.25% 9/15/24 (b)		550,000	573,375
Nutrition & Biosciences, Inc. 1.832% 10/15/27 (b)		750,000	753,194
Omega Healthcare Investors, Inc. 4.75% 1/15/28		600,000	657,699
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25		800,000	859,387
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)		307,000	324,056
Simon Property Group LP 2.45% 9/13/29		24,000	23,764
SITE Centers Corp. 4.7% 6/1/27		550,000	580,000
Sunoco Logistics Partner Operations LP 4% 10/1/27		600,000	612,581
The Boeing Co.:
5.04% 5/1/27		650,000	713,580
5.15% 5/1/30		450,000	504,110
The Walt Disney Co. 4.7% 3/23/50		150,000	198,106
Toll Brothers Finance Corp. 4.875% 3/15/27		650,000	728,000
Unum Group 4% 3/15/24		755,000	818,185
Western Gas Partners LP 5.05% 2/1/30		376,000	366,568
Westinghouse Air Brake Co. 4.4% 3/15/24		400,000	434,343

TOTAL UNITED STATES OF AMERICA			24,167,881

TOTAL NONCONVERTIBLE BONDS
(Cost $60,965,174)			61,909,424

U.S. Government and Government Agency Obligations - 0.7%
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds:
2.5% 2/15/45 (f)		$13,000	$16,000
3.125% 11/15/41 (f)		510,000	689,138
			705,138
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $695,543)			705,138

Foreign Government and Government Agency Obligations - 0.6%
United Kingdom - 0.6%
United Kingdom, Great Britain and Northern Ireland:		$
1.25% 10/22/41 (Reg. S)	GBP	45,000	63,855
1.75% 1/22/49 (Reg. S)(f)(g)	GBP	355,000	573,073
4.25% 12/7/46	GBP	15,000	35,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $666,556)			672,303

Preferred Securities - 25.6%
Australia - 1.1%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (c)(d)		600,000	612,044
5.875% (b)(c)(d)		505,000	535,931

TOTAL AUSTRALIA			1,147,975

Canada - 0.7%
Bank of Nova Scotia:
4.65% (c)(d)		450,000	436,221
4.9% (c)(d)		250,000	258,750

TOTAL CANADA			694,971

France - 1.6%
Danone SA 1.75% (Reg. S) (c)(d)	EUR	900,000	1,055,759
EDF SA 5.25% (Reg. S) (c)(d)		550,000	566,500

TOTAL FRANCE			1,622,259

Germany - 1.5%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	EUR	1,300,000	1,499,417
Ireland - 0.4%
AIB Group PLC:
5.25% (Reg. S) (c)(d)	EUR	200,000	222,739
6.25% (Reg. S) (c)(d)	EUR	200,000	233,904

TOTAL IRELAND			456,643

Luxembourg - 3.3%
Aroundtown SA 3.375% (Reg. S) (c)(d)	EUR	1,100,000	1,283,247
CPI Property Group SA 4.375% (Reg. S) (c)(d)	EUR	461,000	532,274
Eurofins Scientific SA 2.875% (Reg. S) (c)(d)	EUR	880,000	1,035,675
Grand City Properties SA 3.75% (c)(d)	EUR	500,000	603,727

TOTAL LUXEMBOURG			3,454,923

Netherlands - 6.5%
AerCap Holdings NV 5.875% 10/10/79 (c)		650,000	498,427
Deutsche Annington Finance BV 4% (Reg. S) (c)(d)	EUR	200,000	242,961
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (d)(e)	EUR	325,000	453,445
Telefonica Europe BV:
2.502% (Reg. S) (c)(d)	EUR	500,000	554,555
2.625% (Reg. S) (c)(d)	EUR	800,000	929,049
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(d)	EUR	600,000	701,711
2.7%(Reg. S) (c)(d)	EUR	2,100,000	2,453,355
3.75% (c)(d)	EUR	700,000	826,870

TOTAL NETHERLANDS			6,660,373

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(d)	EUR	400,000	461,359
Sweden - 1.8%
Heimstaden Bostad AB 3.248% (Reg. S) (c)(d)	EUR	900,000	1,055,205
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (c)(d)	EUR	450,000	501,090
4.625% (Reg. S) (c)(d)	EUR	269,000	324,842

TOTAL SWEDEN			1,881,137

Switzerland - 2.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(d)		1,250,000	1,362,500
UBS AG 5.125% 5/15/24 (Reg. S)		400,000	440,000
UBS Group AG 7% (Reg. S) (c)(d)		200,000	222,250

TOTAL SWITZERLAND			2,024,750

United Kingdom - 5.8%
Aviva PLC 6.125% (c)(d)	GBP	1,230,000	1,706,134
Barclays Bank PLC 7.625% 11/21/22		1,378,000	1,515,627
Barclays PLC 7.125% (c)(d)	GBP	200,000	268,522
BP Capital Markets PLC 3.25% (Reg. S) (c)(d)	EUR	500,000	601,975
HSBC Holdings PLC 5.25% (c)(d)	EUR	500,000	592,820
Lloyds Banking Group PLC 5.125% (c)(d)	GBP	550,000	682,249
Scottish & Southern Energy PLC 3.74% (Reg. S) (c)(d)	GBP	500,000	660,408

TOTAL UNITED KINGDOM			6,027,735

United States of America - 0.5%
UBS AG 7.625% 8/17/22		450,000	501,052
TOTAL PREFERRED SECURITIES
(Cost $26,007,180)			26,432,594
		Shares	Value

Money Market Funds - 11.8%
Fidelity Cash Central Fund 0.10% (h)
(Cost $12,137,687)		12,135,260	12,137,687

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option with an exercise rate of 3.50% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 34 Index expiring December 2025, paying 5% quarterly.	11/18/20	EUR 2,650,000	$59,342
Option with an exercise rate of 3.75% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	10/21/20	EUR 6,350,000	102,243

TOTAL PUT OPTIONS			161,585

TOTAL PURCHASED SWAPTIONS
(Cost $152,436)			161,585
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $100,624,576)			102,018,731
NET OTHER ASSETS (LIABILITIES) - 1.1%			1,154,297
NET ASSETS - 100%			$103,173,028

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	4	Dec. 2020	$428,010	$4,004	$4,004
Eurex Euro-Bund Contracts (Germany)	27	Dec. 2020	5,524,631	29,973	29,973
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	6	Dec. 2020	1,566,487	26,081	26,081
TME 10 Year Canadian Note Contracts (Canada)	20	Dec. 2020	2,280,200	5,763	5,763
TOTAL BOND INDEX CONTRACTS					65,821
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	53	Dec. 2020	9,342,906	(84,395)	(84,395)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	15	Dec. 2020	2,398,828	(1,578)	(1,578)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	43	Dec. 2020	9,537,938	(137,571)	(137,571)
TOTAL TREASURY CONTRACTS					(223,544)

TOTAL PURCHASED					(157,723)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	13	Dec. 2020	2,060,241	(816)	(816)
ICE Long Gilt Contracts (United Kingdom)	3	Dec. 2020	526,889	(304)	(304)
TOTAL BOND INDEX CONTRACTS					(1,120)
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	Dec. 2020	756,188	(324)	(324)

TOTAL SOLD					(1,444)

TOTAL FUTURES CONTRACTS					$(159,167)

The notional amount of futures purchased as a percentage of Net Assets is 30.1%

The notional amount of futures sold as a percentage of Net Assets is 3.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
GBP	283,000	USD	363,768	State Street Bank And Trust Co	10/1/20	$1,401
USD	136,982	GBP	106,000	BNP Paribas S.A.	10/2/20	205
EUR	59,000	USD	70,544	BNP Paribas S.A.	10/22/20	(1,340)
EUR	71,000	USD	82,609	Goldman Sachs Bank USA	10/22/20	670
GBP	76,000	USD	98,223	BNP Paribas S.A.	10/22/20	(146)
GBP	371,000	USD	482,511	Royal Bank Of Canada	10/22/20	(3,741)
GBP	124,000	USD	157,690	Royal Bank Of Canada	10/22/20	2,330
GBP	79,000	USD	102,550	State Street Bank And Trust Co	10/22/20	(601)
USD	79,361	EUR	67,000	BNP Paribas S.A.	10/22/20	774
USD	818,555	EUR	702,000	Citibank NA	10/22/20	(4,854)
USD	142,000	EUR	121,000	Citibank NA	10/22/20	74
USD	296,981	EUR	251,000	Goldman Sachs Bank USA	10/22/20	2,571
USD	20,887,685	EUR	17,672,000	JPMorgan Chase Bank, N.A.	10/22/20	159,372
USD	226,388	EUR	191,000	JPMorgan Chase Bank, N.A.	10/22/20	2,356
USD	147,166	EUR	124,000	JPMorgan Chase Bank, N.A.	10/22/20	1,720
USD	834,042	EUR	712,000	JPMorgan Chase Bank, N.A.	10/22/20	(1,096)
USD	177,400	EUR	150,000	State Street Bank And Trust Co	10/22/20	1,458
USD	57,972	EUR	49,000	State Street Bank And Trust Co	10/22/20	498
USD	11,308,483	GBP	8,651,000	Citibank NA	10/22/20	144,483
USD	358,663	GBP	279,000	State Street Bank And Trust Co	10/22/20	(1,383)
USD	12,784,000	EUR	10,786,311	JPMorgan Chase Bank, N.A.	10/23/20	131,965
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$436,716
					Unrealized Appreciation	449,877
					Unrealized Depreciation	(13,161)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 1,000,000	$5,925	$0	$5,925
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,200,000	(40,297)	29,645	(10,651)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(8,671)	5,180	(3,490)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 550,000	(3,350)	(7,560)	(10,910)
Telecom Italia SpA		Dec. 2025	Citibank, N.A.	(1%)	Quarterly	EUR 450,000	22,658	(15,991)	6,666
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 200,000	(5,669)	3,747	(1,922)
TOTAL BUY PROTECTION							(29,404)	15,021	(14,382)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 1,000,000	4,830	0	4,830

TOTAL CREDIT DEFAULT SWAPS							$(24,574)	$15,021	$(9,552)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,006,532 or 7.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $979,201.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $41,973.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,725
Total	$12,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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